Reclassifications from Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income Reclassification (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
General, administrative and corporate expenses	$ (125.6)	$ (120.1)	$ (400.1)	$ (352.8)	$ (503.6)	$ (494.2)	$ (418.0)
Income (loss) from operations before income taxes	63.1	91.5	269.6	346.6	402.6	(27.0)	35.1
Income tax (expense)/benefit	(6.4)	(5.2)	(32.1)	(41.4)	132.1	78.1	(5.3)
Net income/(loss)	56.7	86.3	237.5	305.2	534.7	51.1	29.8
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income/(loss)	8.2	8.7	31.2	19.2	25.5	70.4	(26.6)
Available for sale securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available for sale securities — gross realized (losses)	(1.5)	(0.1)	(2.1)	(0.5)	(2.2)	(3.9)	(24.8)
Realized losses on sale of securities and cash and cash equivalents	10.9	8.7	37.5	15.9	42.4	58.9	4.4
Income (loss) from operations before income taxes	9.4	8.6	35.4	15.4	40.2	55.0	(20.4)
Income tax (expense)/benefit	(1.5)	(2.3)	(4.5)	(2.3)	(6.6)	0.0	0.0
Net income/(loss)	7.9	6.3	30.9	13.1	33.6	55.0	(20.4)
Realized derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
General, administrative and corporate expenses	0.3	2.4	0.3	6.1	(8.1)	15.4	(6.2)
Income tax (expense)/benefit	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Net income/(loss)	$ 0.3	$ 2.4	$ 0.3	$ 6.1	$ (8.1)	$ 15.4	$ (6.2)